Schedule of segment assets and liabilities explanatory (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Segment assets	€ 36,039	€ 36,078	€ 42,351
Segment liabilities	(15,534)	(20,842)
Segment net assets / (liabilities)	20,505	15,236	€ 2,731
LPG distribution & engineering [member]
IfrsStatementLineItems [Line Items]
Segment assets	13,752	13,038
Segment liabilities	(15,595)	(14,868)
Segment net assets / (liabilities)	(1,844)	(1,830)
All other segments [member]
IfrsStatementLineItems [Line Items]
Segment assets	22,287	23,040
Segment liabilities	62	(5,973)
Segment net assets / (liabilities)	€ 22,349	€ 17,067